Right-Of-Use Assets and Operating Lease Liabilities - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
2022	$ 110,499
2023	89,000
2024	24,000
2025
Total lease payments	223,499
Less: Imputed interest	(1,403)
Total operating lease liability	$ 222,096	$ 322,951	$ 257,909	$ 106,839